Income Taxes (Schedule Of Changes In Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Balance at beginning of year	¥ 50,188	¥ 52,082	¥ 51,289
Additions	8,884		793
Reductions		1,894
Balance at end of year	¥ 59,072	¥ 50,188	¥ 52,082